Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE INSTITUTIONAL INCOME FUNDS, INC.
Entity Central Index Key	0001169187
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000005527
Shareholder Report [Line Items]
Fund Name	Institutional High Yield Fund
Class Name	Institutional Class
Trading Symbol	TRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional High Yield Fund (the "fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional High Yield Fund - Institutional Class	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2026, despite significant volatility and inflationary pressure due to the Trump administration’s trade policies and the war in Iran. The resilient labor market, healthy corporate earnings, and strong equity returns supported the asset class’s performance.

  Compared with the fund’s style-specific benchmark, the Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the energy industry contributed, partly due to liquefied natural gas (LNG) company Venture Global. Higher overseas LNG prices amid supply disruptions due to the Middle East conflict aided the issuer’s performance. Avoiding troubled issuers that underperformed, including luxury retail company Saks Global and global label solutions provider Multi-Color, added value.

  Relative to the style-specific benchmark, credit selection among cable operators detracted, partly due to Optimum (formerly known as Altice USA). Cable companies have faced intense competition from fiber technology and fixed wireless providers. Liability management exercise risk was also a performance headwind for Optimum. Selection in the services segment weighed, partly due to the underperformance of Sabre, a technology solutions provider to the global travel and tourism industry.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the utilities segment, which we view as one of the most attractive and defensive industries in a slowing economy.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	Institutional Class	Regulatory Benchmark	Strategy Benchmark
2016	1,000,000	1,000,000	1,000,000
2016	1,051,220	1,023,232	1,058,174
2016	1,061,342	990,807	1,064,263
2017	1,111,883	1,000,833	1,115,627
2017	1,132,902	1,015,786	1,135,739
2017	1,147,951	1,028,272	1,149,434
2017	1,160,355	1,022,653	1,161,711
2018	1,160,223	1,005,888	1,162,248
2018	1,152,583	1,011,981	1,162,427
2018	1,172,304	1,017,482	1,188,531
2018	1,151,051	1,008,928	1,165,914
2019	1,195,069	1,037,772	1,212,336
2019	1,218,214	1,076,751	1,226,388
2019	1,261,537	1,120,984	1,266,457
2019	1,277,520	1,117,803	1,278,741
2020	1,274,431	1,159,012	1,286,256
2020	1,231,004	1,178,133	1,242,447
2020	1,300,434	1,193,551	1,325,350
2020	1,339,811	1,199,222	1,370,407
2021	1,367,595	1,175,048	1,405,993
2021	1,392,346	1,173,363	1,427,630
2021	1,421,123	1,192,544	1,459,688
2021	1,406,164	1,185,390	1,442,631
2022	1,385,528	1,143,977	1,414,935
2022	1,320,779	1,076,889	1,352,314
2022	1,275,429	1,055,212	1,304,875
2022	1,281,256	1,033,191	1,313,450
2023	1,311,365	1,032,761	1,337,759
2023	1,321,487	1,053,813	1,352,959
2023	1,371,287	1,042,620	1,398,670
2023	1,402,503	1,045,380	1,427,603
2024	1,451,585	1,067,123	1,485,093
2024	1,469,371	1,067,571	1,504,890
2024	1,531,272	1,118,697	1,573,896
2024	1,558,626	1,117,251	1,609,016
2025	1,583,609	1,129,104	1,634,949
2025	1,600,992	1,125,849	1,645,086
2025	1,653,265	1,153,782	1,703,924
2025	1,674,563	1,180,948	1,730,493
2026	1,699,153	1,199,792	1,752,391
2026	1,721,653	1,183,642	1,769,611

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Institutional High Yield Fund (Institutional Class)	7.54%	4.34%	5.58%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.13	0.17	1.70
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	7.57	4.39	5.87

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,675,553,000
Holdings Count | Holding	424
Advisory Fees Paid, Amount	$ 8,419,000
InvestmentCompanyPortfolioTurnover	41.30%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,675,553 Number of Portfolio Holdings424
Holdings [Text Block]
Table Summary
Corporate Bonds	91.4%
Bank Loans	3.5
Securities Lending Collateral	3.1
Convertible Preferred Stocks	0.8
Preferred Stocks	0.7
Municipal Securities	0.5
Common Stocks	0.3
Convertible Bonds	0.2
Short-Term and Other	-0.5

Largest Holdings [Text Block]
Table Summary
TransDigm	2.5%
Navient	1.7
CCO Holdings	1.6
LifePoint Health	1.4
Jane Street Group	1.3
Vistra	1.2
Tenet Healthcare	1.1
Level 3 Financing	1.1
Acrisure	1.1
Asurion	1.1

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless